Revenue - Maturity analysis of sales-type lease (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 12, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
2025	$ 37,112
2026	153,300
2027	153,300
2028	153,720
2029	153,300
2030 and thereafter	2,368,800
Total minimum lease receivable	3,019,532
Unguaranteed residual value	332,400
Gross investment in sales-type lease	3,351,932
Less: unearned interest income	(1,594,846)
Net investment in sales-type lease	1,757,086	$ 1,767,500
Less: current portion of net investment in sales-type lease	(146,326)		$ 0
Non-current portion of net investment in sales-type lease	$ 1,610,760		$ 0